PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2021	2020
Balance, beginning of the year	$645	$504
Acquisitions through business combinations	99	23
Disposal	(12)	—
Accretion	13	17
Changes in estimates	(69)	94
Foreign exchange	(8)	7
Balance, end of the year	$668	$645